AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 96.1%
Australia — 7.4%
APA Group	33,922	$214,257
Atlas Arteria Ltd.	77,533	260,853
Cleanaway Waste Management Ltd.	178,783	186,312
Spark Infrastructure Group	179,671	214,170
Transurban Group	17,579	129,577
		1,005,169
Brazil — 1.6%
Neoenergia SA	20,303	66,620
Rumo SA*	40,206	152,279
		218,899
Canada — 5.4%
Emera, Inc.	6,071	239,423
Enbridge, Inc.	7,011	204,157
Pembina Pipeline Corp.	3,220	60,568
TC Energy Corp.	5,086	226,057
		730,205
China — 0.5%
China Resources Gas Group Ltd.	13,558	67,942
Denmark — 2.7%
Orsted A/S, 144A	3,815	372,525
France — 5.3%
Eiffage SA	3,403	242,274
Getlink SE	6,558	79,246
Vinci SA	4,811	398,170
		719,690
Germany — 4.3%
RWE AG	22,525	590,580
Italy — 5.2%
Enav SpA, 144A	54,285	239,872
Enel SpA	67,567	471,625
		711,497
Spain — 10.5%
Cellnex Telecom SA, 144A	14,537	662,245
Ferrovial SA	14,627	350,894
Iberdrola SA	42,758	422,379
		1,435,518
United Kingdom — 2.9%
National Grid PLC	17,725	207,342
SSE PLC	11,319	183,394
		390,736
United States — 50.3%
Alliant Energy Corp.	4,753	229,522
American Electric Power Co., Inc.	5,480	438,290
American Tower Corp., REIT	1,883	410,023
Cheniere Energy, Inc.*	2,363	79,161
Crown Castle International Corp., REIT	2,811	405,908
Dominion Energy, Inc.	6,499	469,163
Edison International	6,856	375,640
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Equinix, Inc., REIT	721	$450,315
Essential Utilities, Inc.	11,386	463,410
Exelon Corp.	3,887	143,080
FirstEnergy Corp.	14,108	565,308
Kinder Morgan, Inc.	9,054	126,032
NextEra Energy, Inc.	3,637	875,135
Norfolk Southern Corp.	2,004	292,584
SBA Communications Corp., REIT	779	210,307
Sempra Energy	3,342	377,613
Union Pacific Corp.	2,018	284,619
Waste Connections, Inc.	4,006	310,465
Waste Management, Inc.(a)	3,205	296,655
Williams Cos., Inc. (The)	4,696	66,448
		6,869,678

Total Common Stocks (cost $13,152,689)		13,112,439
Preferred Stock — 1.6%
Canada
GFL Environmental, Inc. CVT, 6.000%*	4,803	219,929
(cost $238,954)

Total Long-Term Investments (cost $13,391,643)		13,332,368
Short-Term Investments — 8.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	815,484	815,484
PGIM Institutional Money Market Fund (cost $290,186; includes $290,135 of cash collateral for securities on loan)(b)(w)	290,651	290,186

Total Short-Term Investments (cost $1,105,670)		1,105,670

TOTAL INVESTMENTS—105.8% (cost $14,497,313)		14,438,038

Liabilities in excess of other assets — (5.8)%		(794,519)

Net Assets — 100.0%		$13,643,519

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT	Convertible Security
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $277,680; cash collateral of $290,135 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
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AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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